Commitments/Contingencies	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments/Contingencies
NOTE 8 – COMMITMENTS/CONTINGENCIES

From time to time, the Company may be involved in litigation in the ordinary course of business. The Company is not currently involved in any litigation that we believe could have a material adverse effect on its financial condition or results of operations.

Contracts and Commitments

On May 7, 2018, we assumed two consulting agreements for the two principals of Go Green Global Enterprises, a Nevada Corporation, when we acquired them. The consultants provide general business services as needed by the Company, and the term of the contract is for one year and automatically renews from year to year after that, compensation is set at a monthly fee of $5,000, and a 10% perpetual fee of 10% of the gross revenues generated by the project currently under formation. The contract also has provisions for reimbursement of all expenses incurred by them in conjunction of performing their duties.

On January 11, 2019, we entered into a joint venture agreement with a biometric company (GFE), in conjunction with our Jamaica financial interest, Go Green Global. GFE will contribute use of its software licenses, payment solutions software, and to assist with capital raises and build all building required for redevelopment. We agreed to use of our M3Hub and Gorilla Tek Technologies globally and use of our 150 acre grow facility in Jamaica. GFE agreed to fund the purchase of the property and retrofitting of existing buildings and making the operation fully functional.

On January 28, 2019, we entered into an agreement with a third party to represent our products to customers, the term of the agreement is for four (4) years from the date of the contract, January 28, 2024, and has automatic four-year renewal clauses. We agreed to pay a commission of nineteen percent (19%), composed of ten percent (10%) for commission, two percent (2%) for override, and seven percent (7%) for expenses of managing and advertising the account. Within thirty (30) days of the end of the calendar year, we agreed to pay the representative a bonus for certain sales milestones if two percent (2%) of the net receipts, payable in shares of our restricted common stock.

From time to time, we enter into consulting agreements for our products to be represented to certain customers or geographic areas. The terms of these agreements range from one (1) to five (5) years, and some include automatic one-year renewal clauses. As part of the agreement, commissions of ten percent (10%) are paid for sales with no distributor involved, and commissions of seven percent (7%) are paid for sales with a distributor. Depending on the consultant’s performance and achievement of certain milestones, the Company also may issue a stock bonus.

On October 1, 2020, the Company entered into an LLC operating agreement for the formation of Khode, LLC. Pursuant to the operating agreement, the Company owns 70% and is required to make a capital contribution of $3,500,000.

On October 1, 2020, the Company entered into a one-year agreement for strategic, creative, and operational support for marketing. Pursuant to this agreement, $1,235,000 is to be paid by September 1, 2021.

During October 2020, the Company entered into a five-year endorsement contract with an American DJ, record executive and producer, and media personality. Pursuant to the endorsement contract, the Company is to make quarterly payments totaling $5,000,000 by July 1, 2025. On October 16, 2020, the Company paid $500,000 under this contract for services expected to be received during the fiscal year ending September 30, 2021.

One of the Company’s subsidiaries entered into a lease agreement for retail space in Jamaica effective October 2018. The Company records rent expense associated with this lease on the straight-line basis in conjunction with the terms of the underlying lease. The lease expires after 36 months in October 2021 and requires monthly lease payments of $3,250 which escalate 3% per year. During the three months ended December 31, 2020 and 2019, we incurred approximately $10,000, respectively, in rental expense associated with this lease. Future minimum rental payments under the lease for year ending September 30, 2021 are approximately $30,750.

NOTE 8 – COMMITMENTS/CONTINGENCIES

From time to time, the Company may be involved in litigation in the ordinary course of business. The Company is not currently involved in any litigation that we believe could have a material adverse effect on its financial condition or results of operations.

Contracts and Commitments

On May 7, 2018, we assumed two consulting agreements for the two principals of Go Green Global Enterprises, a Nevada Corporation, when we acquired them. The consultants provide general business services as needed by the Company, and the term of the contract is for one year and automatically renews from year to year after that, compensation is set at a monthly fee of $5,000, and a 10% perpetual fee of 10% of the gross revenues generated by the project currently under formation. The contract also has provisions for reimbursement of all expenses incurred by them in conjunction of performing their duties.

On January 11, 2019, we entered into a joint venture agreement with a biometric company (GFE), in conjunction with our Jamaica financial interest, Go Green Global. GFE will contribute use of its software licenses, payment solutions software, and to assist with capital raises and build all building required for redevelopment. We agreed to the use of our M3Hub and Gorilla Tek Technologies globally and use of our 150 acre grow facility in Jamaica. GFE agreed to fund the purchase of the property and retrofitting of existing buildings and making the operation fully functional.

On January 28, 2019, we entered into an agreement with a third party to represent our products to customers, the term of the agreement is for four (4) years from the date of the contract, January 28, 2024, and has automatic four-year renewal clauses. We agreed to pay a commission of nineteen percent (19%), composed of ten percent (10%) for commission, two percent (2%) for override, and seven percent (7%) for expenses of managing and advertising the account. Within thirty (30) days of the end of the calendar year, we agreed to pay the representative a bonus for certain sales milestones if two percent (2%) of the net receipts, payable in shares of our restricted common stock.

From time to time, we enter into consulting agreements for our products to be represented to certain customers or geographic areas. The terms of these agreements range from one (1) to five (5) years, and some include automatic one-year renewal clauses. As part of the agreement, commissions of ten percent (10%) are paid for sales with no distributor involved, and commissions of seven percent (7%) are paid for sales with a distributor. Depending on the consultant’s performance and achievement of certain milestones, the Company also may issue a stock bonus.

One of the Company’s subsidiaries entered into a lease agreement for retail space in Jamaica effective October 2018. The Company records rent expense associated with this lease on the straight-line basis in conjunction with the terms of the underlying lease. The lease expires after 36 months in October 2021 and requires monthly lease payments of $3,250 which escalate 3% per year. During the fiscal years ended September 30, 2020 and 2019, we incurred approximately $40,000, respectively, in rental expense associated with this lease. Rental expenses for the year ended December 31, 2020 were reduced by approximately $10,000 due to the lessor reducing the lease amounts due from April to September 2020 which the retail space was affect by the ongoing COVID-19 pandemic. Future minimum rental payments under the lease for year ending September 30, 2021 are approximately $41,000.